Risks (Tables)	12 Months Ended
Dec. 31, 2018
Risks [abstract]
Disclosure of liquidity risk [text block]
in 000€	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2018
Loan & borrowings	14,491	42,100	33,636	23,870	114,097
Trade payables	18,667	−	−	−	18,667
Other current liabilities	2,267	−	−	−	2,267
Total	35,425	42,100	33,636	23,870	135,031

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2017*
Loan & borrowings	14,331	37,933	22,286	32,699	107,249
Trade payables	15,670	−	−	−	15,670
Other current liabilities	1,390	−	−	−	1,390
Total	31,391	37,933	22,286	32,699	124,309

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2016
Loan & borrowings	6,050	10,787	7,471	12,620	36,928
Trade payables	13,400	−	−	−	13,400
Other current liabilities	634	−	−	−	634
Total	20,084	10,787	7,471	12,620	50,962

Disclosure of aging of trade receivables [text block]
in 000€	Total	Non-due	Less than 30 days	31-60 days	61-90 days	91-180 days	More than 181 days
December 31, 2018	36,891	26,208	5,395	1,479	931	1,512	1,366
December 31, 2017	35,582	21,630	6,920	1,765	1,526	1,614	2,127
December 31, 2016	27,479	15,590	6,434	1,885	490	2,008	1,072